UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05570

        Nuveen Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund, Inc. (NPI)
	July 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.0% (2.4% of Total Investments)
$ 4,050	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2000, 6.125%, 12/01/16	6/10 at 102.00	A–	$4,282,673
6,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA	6,023,880
	2006D, 5.000%, 11/15/39
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
6,000	5.250%, 11/15/20	11/15 at 100.00	Baa1	6,147,360
1,300	5.000%, 11/15/30	11/15 at 100.00	Baa1	1,281,423
12,000	Birmingham Waterworks and Sewerage Board, Alabama, Water and Sewerage Revenue Bonds,	1/17 at 100.00	AAA	11,381,520
	Series 2007A, 4.500%, 1/01/43 – AMBAC Insured (UB)
2,190	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	2,145,565
	International Paper Company, Series 2005A, 5.000%, 6/01/25
5,020	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Series 2002,	6/12 at 101.00	A+	5,174,616
	5.250%, 6/01/18
1,000	Montgomery BMC Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist	11/14 at 100.00	A3 (4)	1,078,820
	Medical Center, Series 2004C, 5.250%, 11/15/29 (Pre-refunded 11/15/14)

37,560	Total Alabama			37,515,587

	Alaska – 2.8% (1.7% of Total Investments)
	Anchorage, Alaska, General Obligation Refunding Bonds, Series 2003A:
2,000	5.250%, 9/01/17 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AAA	2,148,820
2,035	5.250%, 9/01/18 (Pre-refunded 9/01/13) – FGIC Insured	9/13 at 100.00	AAA	2,186,424
5,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/10 at 100.00	AAA	5,356,000
	Series 2000, 6.500%, 6/01/31 (Pre-refunded 6/01/10)
17,500	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	16,354,973
	Series 2006A, 5.000%, 6/01/32

26,535	Total Alaska			26,046,217

	Arizona – 1.0% (0.6% of Total Investments)
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
500	5.250%, 12/01/24	12/15 at 100.00	BBB	509,250
660	5.250%, 12/01/25	12/15 at 100.00	BBB	671,761
3,900	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/08 at 100.00	AAA	4,004,286
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
4,130	University of Arizona, Certificates of Participation, Series 2002B, 5.125%, 6/01/18 –	6/12 at 100.00	AAA	4,301,725
	AMBAC Insured

9,190	Total Arizona			9,487,022

	Arkansas – 0.8% (0.5% of Total Investments)
480	Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds, Series 2000, 5.650%, 12/01/25	12/10 at 100.00	AAA	507,605
	(Pre-refunded 12/01/10) – AMBAC Insured
5,245	University of Arkansas, Fayetteville, Athletic Facilities Revenue Bonds, Razorback Stadium,	9/09 at 100.00	Aaa	5,356,089
	Series 1999, 5.050%, 9/15/20 – AMBAC Insured
2,000	Washington County, Arkansas, Hospital Revenue Bonds, Washington Regional Medical Center,	2/15 at 100.00	BBB	2,000,620
	Series 2005B, 5.000%, 2/01/25

7,725	Total Arkansas			7,864,314

	California – 18.4% (11.1% of Total Investments)
1,275	Acalanes Union High School District, Contra Costa County, California, General Obligation	8/15 at 100.00	AAA	1,335,320
	Bonds, Series 2005, 5.000%, 8/01/24 – FGIC Insured
9,200	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	AAA	5,068,096
	2004A, 0.000%, 10/01/20 – AMBAC Insured
3,335	Anaheim Public Finance Authority, California, Public Improvement Project Lease Revenue Bonds,	9/17 at 100.00	AAA	2,642,721
	UBS Residual Series 07 1011-1013, 5.390%, 3/01/37 – FGIC Insured (IF)
4,000	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	Aaa	4,428,520
	5/01/15 (Pre-refunded 5/01/12)
7,200	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	AA+	7,294,464
	Series 2005, 4.750%, 10/01/28
1,500	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/15 at 100.00	A2	1,538,115
	2006, 5.000%, 11/01/30
	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist
	Health System/West, Series 2003A:
3,700	5.000%, 3/01/28	3/13 at 100.00	A	3,717,723
7,000	5.000%, 3/01/33	3/13 at 100.00	A	7,013,230
5,425	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	No Opt. Call	A	5,645,364
	Series 2004I, 4.950%, 7/01/26 (Mandatory put 7/01/14)
9,560	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center,	11/15 at 100.00	A2	9,675,772
	Series 2005, 5.000%, 11/15/27
8,570	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	8,581,398
	Series 2006, 5.000%, 4/01/37
3,015	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	3,031,462
	5.000%, 11/15/42
11,395	California State Public Works Board, Lease Revenue Bonds, Department of Corrections, Series	No Opt. Call	A	12,148,779
	1993E, 5.500%, 6/01/15
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,640	5.250%, 7/01/30	7/15 at 100.00	BBB+	1,662,714
2,730	5.000%, 7/01/39	7/15 at 100.00	BBB+	2,668,138
4,000	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA+	4,333,280
	California, General Obligation Bonds, Series 2004:
2,000	5.125%, 2/01/25	2/14 at 100.00	A+	2,090,980
10,000	5.125%, 2/01/26	2/14 at 100.00	A+	10,443,400
3,575	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/14 at 102.00	A2	3,738,413
	Company, Series 1996A, 5.300%, 7/01/21
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,001,966
	2006B, 0.000%, 8/01/26 – MBIA Insured
5,000	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AAA	2,227,750
	11/01/24 – FSA Insured
5,470	Los Angeles Harbors Department, California, Revenue Bonds, Series 2006A, 5.000%, 8/01/22 –	8/16 at 102.00	AAA	5,695,638
	FGIC Insured (Alternative Minimum Tax)
995	Martinez, California, Home Mortgage Revenue Bonds, Series 1983A, 10.750%, 2/01/16 (ETM)	No Opt. Call	AAA	1,276,456
19,120	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue	No Opt. Call	AAA	24,113,376
	Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)
5,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	5,355,450
	Center, Series 2004, 5.875%, 7/01/26
2,000	Redwood City School District, San Mateo County, California, General Obligation Bonds, Series	7/12 at 100.00	AAA	2,065,460
	2002, 5.000%, 7/15/27 – FGIC Insured
3,700	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2003R,	8/13 at 100.00	AAA	3,846,964
	5.000%, 8/15/22 – MBIA Insured
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
400	5.000%, 9/01/21	9/15 at 102.00	Baa3	404,724
445	5.000%, 9/01/23	9/15 at 102.00	Baa3	448,840
3,500	San Diego Unified Port District, California, Revenue Bonds, Series 2004B, 5.000%, 9/01/29 –	9/14 at 100.00	AAA	3,603,950
	MBIA Insured
50,400	San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue Refunding Bonds, Series 1997A,	No Opt. Call	AAA	14,258,664
	0.000%, 1/15/34 (UB)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
10,450	0.000%, 1/15/31 – MBIA Insured	No Opt. Call	AAA	3,403,774
24,025	0.000%, 1/15/36 – MBIA Insured	No Opt. Call	AAA	6,160,971

234,515	Total California			171,921,872

	Colorado – 4.9% (3.0% of Total Investments)
2,500	Centennial Water and Sanitation District, Colorado, Water and Sewerage Revenue Bonds, Series	12/14 at 100.00	AAA	2,623,350
	2004, 5.000%, 12/01/21 – FGIC Insured
690	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/15 at 100.00	AAA	729,951
	School, Series 2005, 5.125%, 9/15/20 – XLCA Insured
2,125	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A–	2,133,904
	Society, Series 2005, 5.000%, 6/01/29
1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004,	9/14 at 100.00	A3	1,007,520
	5.000%, 9/01/25
800	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	BBB+	802,720
	5.000%, 3/01/25
275	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997B-2,	11/07 at 105.00	Aa2	282,249
	7.000%, 5/01/26 (Alternative Minimum Tax)
205	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1997C-2,	11/07 at 105.00	Aa2	207,526
	6.875%, 11/01/28 (Alternative Minimum Tax)
640	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000B-2,	4/10 at 105.00	AA	679,917
	7.250%, 10/01/31 (Alternative Minimum Tax)
9,450	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	10,367,690
	(Alternative Minimum Tax)
19,810	Denver, Colorado, Excise Tax Revenue Bonds, Convention Center, Series 2001A, 5.500%, 9/01/18	3/11 at 100.00	AAA	20,931,046
	(Pre-refunded 3/01/11) – FSA Insured
20,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	AAA	6,116,790
	9/01/32 – MBIA Insured
52	El Paso County, Colorado, FNMA Mortgage-Backed Single Family Revenue Refunding Bonds, Series	No Opt. Call	Aaa	53,667
	1992A-2, 8.750%, 6/01/11

58,047	Total Colorado			45,936,330

	Connecticut – 0.5% (0.3% of Total Investments)
1,930	Connecticut, General Obligation Bonds, Series 2001C, 5.500%, 12/15/16	No Opt. Call	AA	2,156,891
2,310	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System	11/15 at 100.00	AAA	2,407,690
	Revenue Bonds, Series 2005A, 5.000%, 11/15/30 – MBIA Insured

4,240	Total Connecticut			4,564,581

	District of Columbia – 4.7% (2.9% of Total Investments)
4,885	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage	12/07 at 100.00	AAA	4,916,166
	Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)
9,505	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/20 – MBIA Insured	No Opt. Call	AAA	11,090,434
10,350	District of Columbia, Revenue Bonds, Association of American Medical Colleges, Series 1997A,	8/07 at 102.00	AAA	10,566,419
	5.375%, 2/15/27 – AMBAC Insured
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
14,105	0.000%, 4/01/24 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 47.66	AAA	5,815,350
7,625	0.000%, 4/01/25 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 44.82	AAA	2,956,899
16,665	0.000%, 4/01/32 (Pre-refunded 4/01/11) – MBIA Insured	4/11 at 29.23	AAA	4,214,912
2,130	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax	10/16 at 100.00	Aaa	1,938,151
	Revenue Bonds, Series 2007, Residuals 1606, 5.774%, 10/01/30 – AMBAC Insured (IF)
3,335	Washington DC Convention Center Authority, Dedicated Tax Revenue Bonds, Residual Series	10/16 at 100.00	Aaa	3,034,617
	1730,1731, 1736, 5.773%, 10/01/30 (IF)

68,600	Total District of Columbia			44,532,948

	Florida – 5.8% (3.5% of Total Investments)
4,225	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/16 at 100.00	A	4,276,587
	Series 2005, 5.000%, 4/01/24
8,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	AAA	8,475,680
	Series 2003A, 5.375%, 10/01/16 – MBIA Insured (Alternative Minimum Tax)
5,400	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed	4/10 at 101.00	N/R	5,754,348
	Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%,
	4/01/30 (Alternative Minimum Tax)
19,750	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2006,	7/16 at 100.00	AAA	19,175,473
	4.500%, 7/01/33 – AMBAC Insured (UB)
5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/10 at 101.00	A+ (4)	5,443,750
	System/Sunbelt Obligated Group, Series 2000, 6.500%, 11/15/30 (Pre-refunded 11/15/10)
6,910	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	6,892,794
	Obligation Group, Series 2007, 5.000%, 8/15/42
1,785	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 –	10/15 at 100.00	AAA	1,849,653
	MBIA Insured
2,375	Volusia County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aaa	2,469,406
	8/01/22 – FSA Insured

53,445	Total Florida			54,337,691

	Georgia – 1.9% (1.1% of Total Investments)
2,625	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	2,793,289
	Building, Series 2004, 5.250%, 5/01/24 – MBIA Insured
6,025	Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding Certificates, Series 2003,	1/14 at 100.00	AAA	6,394,815
	5.250%, 1/01/20 – FSA Insured
4,845	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	5,563,707
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
2,705	Savannah Housing Authority, Georgia, GNMA Collateralized Mortgage Revenue Refunding Bonds,	5/08 at 103.00	Aaa	2,811,469
	Plantation Oak Project, Series 2000, 6.350%, 11/20/39

16,200	Total Georgia			17,563,280

	Hawaii – 1.1% (0.7% of Total Investments)
10,000	Hawaii, General Obligation Bonds, Series 2003DA, 5.250%, 9/01/21 – MBIA Insured	9/13 at 100.00	AAA	10,593,900

	Idaho – 0.8% (0.5% of Total Investments)
5,000	Boise City, Idaho, Airport Revenue Certificates of Participation, Series 2000, 5.500%,	9/10 at 100.00	Aaa	5,173,550
	9/01/25 – FGIC Insured (Alternative Minimum Tax)
2,185	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BBB–	2,187,251
	Hospital, Series 2006, 5.250%, 9/01/30

7,185	Total Idaho			7,360,801

	Illinois – 12.4% (7.5% of Total Investments)
9,220	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	9,436,025
	Revenues, Series 1997A, 5.250%, 12/01/27 – AMBAC Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
8,890	0.000%, 12/01/16 – FGIC Insured	No Opt. Call	AAA	5,949,899
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AAA	5,481,700
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	AAA	4,558,703
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	AAA	7,827,000
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	AAA	4,719,900
26,350	Chicago Greater Metropolitan Area Sanitary District, Illinois, General Obligation Bonds,	12/16 at 100.00	AAA	28,358,661
	Series 2006, 5.000%, 12/01/35 (UB)
45	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	9/07 at 104.00	Aaa	46,065
	1996A, 7.000%, 9/01/27 (Alternative Minimum Tax)
245	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	9/07 at 105.00	Aaa	251,039
	1997B, 6.950%, 9/01/28 (Alternative Minimum Tax)
8,740	Illinois Development Finance Authority, Pollution Control Revenue Refunding Bonds, Illinois	8/07 at 100.00	AAA	8,846,191
	Power Company, Series 1994A, 5.700%, 2/01/24 – MBIA Insured
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
1,050	5.250%, 11/15/22	5/14 at 100.00	A	1,076,408
3,000	5.250%, 11/15/23	5/14 at 100.00	A	3,070,230
985	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	BBB–	977,120
1,115	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa2	1,136,252
	5.500%, 5/15/32
9,820	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	8/07 at 101.00	AAA	10,023,470
	5.250%, 8/01/27 – AMBAC Insured
10,040	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AAA	7,201,993
	Project, Series 1992A, 0.000%, 6/15/15 – FGIC Insured
9,200	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	9,586,308
	Project, Series 1999A, 5.500%, 12/15/24 – FGIC Insured
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place	No Opt. Call	AAA	3,859,590
	Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)
3,000	Upper Illinois River Valley Development Authority, Healthcare Facilities Revenue Bonds, Morris	12/11 at 101.00	BBB+	3,233,640
	Hospital, Series 2001, 6.625%, 12/01/31

139,830	Total Illinois			115,640,194

	Indiana – 1.1% (0.7% of Total Investments)
2,005	Hamilton County Public Building Corporation, Indiana, First Mortgage Bonds, Series 2004,	8/14 at 100.00	AAA	2,083,536
	5.000%, 8/01/22 – FSA Insured
7,965	Wawasee Community School Corporation, Indiana, First Mortgage Bonds, New Elementary and	1/12 at 101.00	AA (4)	8,654,769
	Remodeling Building Corporation, Series 2000, 5.750%, 1/15/20 (Pre-refunded 1/15/12)

9,970	Total Indiana			10,738,305

	Iowa – 2.1% (1.2% of Total Investments)
	Des Moines, Iowa, General Obligation Bonds, Series 2000D:
1,215	5.750%, 6/01/17 – MBIA Insured	6/08 at 100.00	AAA	1,234,379
1,410	5.800%, 6/01/18 – MBIA Insured	6/08 at 100.00	AAA	1,432,377
2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Medical Center, Series 2000,	7/10 at 100.00	A1	2,102,400
	6.250%, 7/01/25
3,860	Iowa Finance Authority, Industrial Remarketed Revenue Refunding Bonds, Urbandale Hotel	No Opt. Call	AAA	4,627,522
	Corporation, Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax) (ETM)
10,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	9,945,400
	5.500%, 6/01/42

18,485	Total Iowa			19,342,078

	Kansas – 0.7% (0.4% of Total Investments)
6,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/21	3/14 at 100.00	AAA	6,276,900
445	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	6/08 at 105.00	Aaa	447,710
	Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22 (Alternative Minimum Tax)

6,445	Total Kansas			6,724,610

	Kentucky – 0.8% (0.5% of Total Investments)
3,770	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project,	7/15 at 100.00	AAA	3,946,662
	Series 2005B, 5.000%, 7/01/24 – AMBAC Insured
	Marshall County School District Finance Corporation, Kentucky, School Building Revenue Bonds,
	Series 2004:
1,210	5.000%, 6/01/19 – AMBAC Insured	6/14 at 100.00	Aaa	1,268,383
1,270	5.000%, 6/01/20 – AMBAC Insured	6/14 at 100.00	Aaa	1,328,966
1,335	5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aaa	1,396,984

7,585	Total Kentucky			7,940,995

	Louisiana – 3.1% (1.9% of Total Investments)
2,915	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Refunding	12/12 at 100.00	AAA	3,113,541
	Bonds, Series 2002, 5.250%, 12/01/19 (Pre-refunded 12/01/12) – AMBAC Insured
250	Louisiana Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000A, 7.450%,	9/09 at 101.00	Aaa	256,990
	12/01/31 (Alternative Minimum Tax)
5,505	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	BBB	6,727,220
	Corporation Project, Series 1994, 11.000%, 2/01/14
620	Louisiana Public Facilities Authority, Extended Care Facilities Revenue Bonds, Comm-Care	No Opt. Call	N/R (4)	758,787
	Corporation Project, Series 1994, 11.000%, 2/01/14 (ETM)
2,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	2,036,700
	Lady Health System, Series 2005A, 5.250%, 8/15/31
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2005A:
1,200	5.000%, 5/01/25 – FGIC Insured	5/15 at 100.00	AAA	1,246,368
2,210	5.000%, 5/01/26 – FGIC Insured	5/15 at 100.00	AAA	2,290,997
2,500	5.000%, 5/01/27 – FGIC Insured	5/15 at 100.00	AAA	2,589,950
10,105	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.500%, 5/01/41 – FSA Insured (UB)	5/16 at 100.00	AAA	9,657,046
930	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, 4.750%, 5/01/39 – FSA Insured (UB)	5/16 at 100.00	AAA	932,251

28,235	Total Louisiana			29,609,850

	Maryland – 1.0% (0.6% of Total Investments)
2,200	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	AAA	2,351,448
	9/01/27 – XLCA Insured
3,560	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AAA	3,597,273
	Health, Series 2006A, 4.750, 7/01/36 – MBIA Insured (UB)
3,600	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Development	7/10 at 100.00	Aaa	3,695,976
	Bonds, Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)

9,360	Total Maryland			9,644,697

	Massachusetts – 4.9% (3.0% of Total Investments)
840	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A, 5.250%, 7/01/30	7/10 at 100.00	AAA	866,040
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2000A:
7,900	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA	8,218,686
1,260	5.250%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 100.00	Aa1 (4)	1,310,828
8,505	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2001A,	1/11 at 100.00	AAA	8,711,672
	5.850%, 7/01/35 – AMBAC Insured (Alternative Minimum Tax)
2,825	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden	12/08 at 102.00	BBB	2,903,959
	Haverhill Project, Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)
13,000	Massachusetts Water Pollution Abatement Trust, Pooled Loan Program Bonds, Series 12, 4.375%,	8/16 at 100.00	AAA	12,289,550
	8/01/36 (UB)
5,960	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2005A, 5.250%,	8/17 at 100.00	AAA	6,449,018
	8/01/25 – MBIA Insured
1,845	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007, Residual Trust	2/17 at 100.00	Aaa	1,557,235
	7039, 5.809%, 8/01/46 – FSA Insured (IF)
3,820	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/24	1/14 at 100.00	AAA	4,104,514
	(Pre-refunded 1/01/14) – FGIC Insured

45,955	Total Massachusetts			46,411,502

	Michigan – 4.4% (2.6% of Total Investments)
	Detroit, Michigan, General Obligation Bonds, Series 2003A:
3,565	5.250%, 4/01/22 – XLCA Insured	4/13 at 100.00	AAA	3,741,717
1,275	5.250%, 4/01/23 – XLCA Insured	4/13 at 100.00	AAA	1,336,901
3,930	Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan, Unlimited Tax General	5/08 at 100.00	AAA	3,961,794
	Obligation School Building and Site Refunding Bonds, Series 1997, 5.150%, 5/01/22 –
	FGIC Insured
3,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	7/15 at 100.00	BBB	3,209,160
	6.000%, 7/01/35
6,600	Michigan Housing Development Authority, Limited Obligation Multifamily Mortgage Revenue	1/08 at 102.00	AAA	6,692,070
	Refunding Bonds, Forest Hills Regency Square Project, Series 1999A, 5.750%, 7/01/29
10,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	AAA	10,394,200
	5.000%, 10/15/23 – MBIA Insured
4,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2	4,017,480
	2006A, 5.000%, 12/01/31
850	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB–	870,171
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
6,390	Wayne County, Michigan, Airport Revenue Bonds, Detroit Metropolitan Airport, Series 2002D,	12/12 at 100.00	AAA	6,737,552
	5.500%, 12/01/19 – FGIC Insured (Alternative Minimum Tax)

39,610	Total Michigan			40,961,045

	Minnesota – 5.4% (3.3% of Total Investments)
13,650	Cohasset, Minnesota, Pollution Control Revenue Bonds, Allete Inc., Series 2004, 4.950%, 7/01/22	7/14 at 100.00	A–	13,789,503
2,000	Duluth Economic Development Authority, Minnesota, Healthcare Facilities Revenue Bonds,	2/14 at 100.00	A–	2,066,680
	Benedictine Health System – St. Mary’s Duluth Clinic, Series 2004, 5.375%, 2/15/22
	Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing Revenue Bonds, Rolling Hills
	Project, Series 2001A:
1,000	6.150%, 8/20/31	8/11 at 105.00	Aaa	1,082,030
2,000	6.200%, 2/20/43	8/11 at 105.00	Aaa	2,158,240
3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/08 at 101.00	AAA	3,045,420
	Series 1998A, 5.000%, 1/01/22 (Pre-refunded 1/01/08) – AMBAC Insured
90	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	11/07 at 102.00	AAA	92,219
	Fairview Hospital and Healthcare Services, Series 1997A, 5.750%, 11/15/26 – MBIA Insured
1,335	Minnesota Higher Education Facilities Authority, Revenue Bonds, University of St. Thomas,	4/16 at 100.00	A2	1,367,934
	Series 2006-6I, 5.000%, 4/01/23
700	Minnesota Higher Education Facilities Authority, St. John’s University Revenue Bonds, Series	10/15 at 100.00	A2	717,402
	2005-6G, 5.000%, 10/01/22
1,500	Minnesota Municipal Power Agency, Electric Revenue Bonds, Series 2004A, 5.250%, 10/01/24	10/14 at 100.00	A3	1,571,445
1,665	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	1,701,114
1,545	St. Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Healtheast Inc.,	11/15 at 100.00	Baa3	1,656,781
	Series 2005, 6.000%, 11/15/25
17,945	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AAA	21,639,694
	Civic Center Project, Series 1996, 7.100%, 11/01/23 – FSA Insured

46,430	Total Minnesota			50,888,462

	Mississippi – 0.5% (0.3% of Total Investments)
4,275	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	4,238,492
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri – 2.0% (1.2% of Total Investments)
2,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	2,043,580
	Services – Heisinger Project, Series 2004, 5.250%, 2/01/24
500	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	503,625
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing
	Project, Series 2005A:
1,565	6.000%, 6/01/20	No Opt. Call	BBB+	1,766,056
1,260	5.000%, 6/01/35	6/15 at 100.00	BBB+	1,274,566
1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	1,567,395
	Series 2001A, 5.250%, 6/01/21 – AMBAC Insured
	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,
	Series 2001A:
1,500	5.250%, 6/01/21 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	1,590,090
4,150	5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured	6/11 at 101.00	AAA	4,393,149
410	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/07 at 105.00	AAA	416,068
	Homeownership Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative Minimum Tax)
2,570	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership	3/09 at 103.00	AAA	2,599,709
	Loan Program, Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)
2,960	St. Charles County Francis Howell School District, Missouri, General Obligation Refunding	No Opt. Call	AAA	3,028,376
	Bonds, Series 1994A, 7.800%, 3/01/08 – FGIC Insured

18,415	Total Missouri			19,182,614

	Nebraska – 1.3% (0.8% of Total Investments)
7,260	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AAA	7,502,411
	Series 2006A, 5.000%, 2/01/49 – AMBAC Insured (UB)
4,410	University of Nebraska, Lincoln, Student Fees and Facilities Revenue Bonds, Series 2003B,	11/13 at 100.00	Aa2	4,530,525
	5.000%, 7/01/33

11,670	Total Nebraska			12,032,936

	Nevada – 4.4% (2.7% of Total Investments)
10,410	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/18	6/12 at 100.00	AAA	11,177,946
	(Pre-refunded 6/15/12) – MBIA Insured
15,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AAA	15,771,000
	Series 2001, 5.250%, 6/01/26 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
6,425	0.000%, 1/01/29 – AMBAC Insured	No Opt. Call	AAA	2,297,452
12,000	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	AAA	12,298,200

43,835	Total Nevada			41,544,598

	New Hampshire – 0.0% (0.0% of Total Investments)
455	New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds,	1/08 at 101.00	Aa2	459,486
	Series 1996B, 6.400%, 1/01/27 (Alternative Minimum Tax)

	New Jersey – 7.9% (4.8% of Total Investments)
10,150	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Port District	1/10 at 100.00	AAA	10,523,622
	Project, Series 1999B, 5.625%, 1/01/26 – FSA Insured
8,000	Essex County Improvement Authority, New Jersey, General Obligation Guaranteed Lease Revenue	10/10 at 100.00	Aaa	8,528,560
	Bonds, County Correctional Facility Project, Series 2000, 6.000%, 10/01/25 (Pre-refunded
	10/01/10) – FGIC Insured
500	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center	No Opt. Call	Baa3	501,975
	Hotel/Conference Center Project, Series 2005A, 5.000%, 1/01/15
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P:
3,655	5.250%, 9/01/24	9/15 at 100.00	AA–	3,893,708
2,000	5.250%, 9/01/26	9/15 at 100.00	AA–	2,122,200
3,985	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series	10/07 at 101.50	AAA	4,047,445
	1997U, 5.850%, 4/01/29 – MBIA Insured (Alternative Minimum Tax)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C:
5,410	5.500%, 6/15/20 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	5,873,745
9,250	5.500%, 6/15/23 (Pre-refunded 6/15/13)	6/13 at 100.00	AAA	10,042,910
3,850	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006A,	No Opt. Call	AA–	4,179,984
	5.250%, 12/15/20
	New Jersey Turnpike Authority, Revenue Bonds, Series 2000A:
3,915	6.000%, 1/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	4,381,120
7,585	6.000%, 1/01/14 – MBIA Insured (ETM)	No Opt. Call	AAA	8,488,070
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	AAA	2,608,375
9,130	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	9,523,047

69,930	Total New Jersey			74,714,761

	New Mexico – 0.8% (0.5% of Total Investments)
740	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000D-2,	3/10 at 102.50	AAA	749,960
	6.850%, 9/01/31 (Alternative Minimum Tax)
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series	No Opt. Call	AAA	6,547,966
	1997, 6.000%, 2/01/27 – FSA Insured

6,325	Total New Mexico			7,297,926

	New York – 19.3% (11.8% of Total Investments)
	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester,
	Series 2004A:
1,000	5.250%, 7/01/22	7/14 at 100.00	A+	1,060,890
500	5.250%, 7/01/24	7/14 at 100.00	A+	528,905
1,025	Dormitory Authority of the State of New York, Revenue Bonds, University of Rochester, Series	7/14 at 100.00	A+ (4)	1,113,652
	2004A, 5.250%, 7/01/20 (Pre-refunded 7/01/14)
1,995	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/14 at 100.00	AA–	2,117,693
	Upstate Community Colleges, Series 2004B, 5.250%, 7/01/20
2,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	2,440,939
	2005F, 5.000%, 3/15/24 – AMBAC Insured
6,915	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AAA	6,595,942
	2/15/47 – MBIA Insured (UB)
6,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	AA–	6,380,460
	2005, 5.250%, 10/01/35
13,580	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	13,895,463
	5.250%, 12/01/26 (Pre-refunded 6/01/08)
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AAA	4,782,933
	5/01/33 – MBIA Insured (UB)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
7,000	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	7,353,920
5,000	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AAA	5,245,300
4,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	AAA	4,680,765
	5.000%, 11/15/30 – AMBAC Insured
7,400	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005F,	11/15 at 100.00	A	7,624,738
	5.000%, 11/15/30
3,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	3,148,320
	Series 2002A, 5.125%, 11/15/21 – FGIC Insured
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, United
	Jewish Appeal – Federation of Jewish Philanthropies of New York Inc., Series 2004A:
2,185	5.250%, 7/01/20	7/14 at 100.00	Aa1	2,325,452
2,050	5.250%, 7/01/21	7/14 at 100.00	Aa1	2,181,774
2,420	5.250%, 7/01/22	4/14 at 100.00	Aa1	2,582,285
1,370	5.250%, 7/01/24	4/14 at 100.00	Aa1	1,457,639
12,500	New York City, New York, General Obligation Bonds, Fiscal Series 2003D, 5.250%, 10/15/22	10/13 at 100.00	AA	13,185,250
525	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AA	560,375
4,475	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/23	6/13 at 100.00	AA (4)	4,871,127
	(Pre-refunded 6/01/13)
6,000	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/20	8/14 at 100.00	AA	6,367,260
7,960	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	4/15 at 100.00	AA	8,275,375
11,525	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds,	11/15 at 100.00	AAA	11,844,588
	Series 2005, 5.000%, 11/15/44 – AMBAC Insured (UB)
650	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	BBB	684,223
	6.500%, 6/01/35
1,350	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B,	6/10 at 101.00	AAA	1,462,955
	6.500%, 6/01/35 (Pre-refunded 6/01/10)
3,770	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/25 –	7/15 at 100.00	AAA	3,944,061
	FSA Insured
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,
	Series 2005B:
5,000	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AAA	5,265,000
2,000	5.000%, 4/01/22 – AMBAC Insured	10/15 at 100.00	AAA	2,104,880
7,400	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/10 at 100.00	AA–	7,685,048
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16
13,010	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	13,667,265
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)
6,460	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/14 at 100.00	AAA	6,704,705
	2004A-1, 5.000%, 3/15/26 – FGIC Insured
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	AAA	2,093,560
	Series 2005, 5.000%, 12/01/27 – XLCA Insured
5,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	3/14 at 101.00	AAA	5,197,700
	Thirty-Fifth Series 2004, 5.000%, 9/15/28 – XLCA Insured
2,720	Rensselaer County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	3/16 at 100.00	A	2,828,610
	Rensselaer Polytechnic Institute, Series 2006, 5.000%, 3/01/26
9,515	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Refunding Bonds,	11/12 at 100.00	Aa2	9,832,420
	Series 2002B, 5.000%, 11/15/22

175,235	Total New York			182,091,472

	North Carolina – 1.1% (0.7% of Total Investments)
	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,
	Series 2003G:
5,785	5.250%, 6/01/22	6/13 at 100.00	AA+	6,064,011
3,475	5.250%, 6/01/23	6/13 at 100.00	AA+	3,640,792
1,000	Gaston County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	8/15 at 100.00	N/R	1,034,400
	National Gypsum Company Project Exempt Facilities Revenue Bonds, Series 2005, 5.750%,
	8/01/35 (Alternative Minimum Tax)

10,260	Total North Carolina			10,739,203

	North Dakota – 1.1% (0.7% of Total Investments)
9,650	Dickinson, North Dakota, Health Care Facilities Revenue Bonds, BHS Long Term Care Inc., Series	2/10 at 102.00	AA	10,588,173
	1990, 7.625%, 2/15/20 – RAAI Insured

	Ohio – 2.1% (1.3% of Total Investments)
2,750	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006,	No Opt. Call	AAA	3,052,418
	5.250%, 12/01/22 – FGIC Insured
4,265	Franklin County, Ohio, Hospital Revenue and Improvement Bonds, Children’s Hospital Project,	5/11 at 101.00	Aaa	4,539,879
	Series 2001, 5.500%, 5/01/28 (Pre-refunded 5/01/11) – AMBAC Insured
2,720	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/20	6/13 at 100.00	AA	2,875,611
665	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	A–	704,641
	Obligated Group, Series 2000A, 6.125%, 11/15/16
1,335	Richland County, Ohio, Hospital Facilities Revenue Refunding Bonds, MedCentral Health System	11/10 at 101.00	N/R (4)	1,439,023
	Obligated Group, Series 2000A, 6.125%, 11/15/16 (Pre-refunded 11/15/10)
7,000	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity	10/10 at 100.00	A3 (4)	7,550,830
	Health System, Series 2000, 6.500%, 10/01/30 (Pre-refunded 10/01/10)

18,735	Total Ohio			20,162,402

	Oklahoma – 2.8% (1.7% of Total Investments)
	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005:
500	5.375%, 9/01/29	9/16 at 100.00	BBB	511,880
1,050	5.375%, 9/01/36	9/16 at 100.00	BBB	1,068,827
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	3,664,010
	7/01/24 – AMBAC Insured
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
10,000	5.000%, 2/15/37	2/17 at 100.00	AA–	10,063,900
5,240	5.000%, 2/15/42	2/17 at 100.00	AA–	5,245,816
5,610	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA	5,645,175
	System, Series 2006, 5.000%, 12/15/36

25,900	Total Oklahoma			26,199,608

	Oregon – 1.0% (0.6% of Total Investments)
	Oregon Department of Administrative Services, Certificates of Participation, Series 2005A:
2,060	5.000%, 5/01/24 – FSA Insured	5/15 at 100.00	AAA	2,143,718
4,220	5.000%, 5/01/30 – FSA Insured	5/15 at 100.00	AAA	4,357,867
2,500	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2004A,	11/14 at 100.00	AAA	2,674,175
	5.000%, 11/15/21 (Pre-refunded 11/15/14)

8,780	Total Oregon			9,175,760

	Pennsylvania – 4.4% (2.7% of Total Investments)
980	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	952,648
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
	Lancaster Higher Education Authority, Pennsylvania, Revenue Bonds, Franklin and Marshall
	College, Series 2003C:
1,340	5.250%, 4/15/15	4/13 at 100.00	A+	1,418,939
1,960	5.250%, 4/15/17	4/13 at 100.00	A+	2,065,252
1,000	Pennsylvania State University, General Revenue Bonds, Series 2005, 5.000%, 9/01/29	9/15 at 100.00	AA	1,040,060
2,625	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	2,745,934
	AMBAC Insured
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1:
4,505	5.000%, 9/01/21 – FSA Insured	9/14 at 100.00	AAA	4,683,083
4,735	5.000%, 9/01/22 – FSA Insured	9/14 at 100.00	AAA	4,913,415
8,405	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Mortgage Revenue	4/08 at 103.00	N/R	8,507,457
	Bonds, Cricket Court Apartments, Series 1998A, 6.200%, 4/01/25 (Alternative Minimum Tax)
14,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	15,004,780
	District, Series 2003, 5.250%, 6/01/24 (Pre-refunded 6/01/13) – FSA Insured

39,550	Total Pennsylvania			41,331,568

	Puerto Rico – 0.4% (0.3% of Total Investments)
1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/30	7/15 at 100.00	AAA	1,611,945
	(Pre-refunded 7/01/15) – XLCA Insured
2,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 5.250%,	8/17 at 100.00	A+	2,621,925
	8/01/57 – MBIA Insured

4,000	Total Puerto Rico			4,233,870

	South Carolina – 6.8% (4.1% of Total Investments)
8,610	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	A	8,992,628
	GROWTH, Series 2004, 5.250%, 12/01/24
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds,
	Series 2003:
5,090	5.250%, 12/01/18	12/13 at 100.00	AA–	5,371,477
3,595	5.250%, 12/01/20	12/13 at 100.00	AA–	3,777,302
1,865	5.250%, 12/01/21	12/13 at 100.00	AA–	1,957,467
	Lexington County Health Service District, South Carolina, Hospital Revenue Bonds, Series 2004:
1,805	6.000%, 5/01/19 (Pre-refunded 5/01/14)	5/14 at 100.00	A+ (4)	2,022,809
2,400	5.500%, 5/01/24 (Pre-refunded 5/01/14)	5/14 at 100.00	A+ (4)	2,619,120
	South Carolina JOBS Economic Development Authority, Hospital Refunding and Improvement Revenue
	Bonds, Palmetto Health Alliance, Series 2003C:
13,345	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	15,055,028
1,655	6.375%, 8/01/34 (Pre-refunded 8/01/13)	8/13 at 100.00	BBB+ (4)	1,862,835
	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement
	Asset-Backed Bonds, Series 2001B:
8,915	6.000%, 5/15/22	5/11 at 101.00	BBB	9,356,917
7,500	6.375%, 5/15/28	5/11 at 101.00	BBB	7,922,775
4,150	6.375%, 5/15/30	No Opt. Call	BBB	4,695,269

58,930	Total South Carolina			63,633,627

	Tennessee – 1.5% (0.9% of Total Investments)
6,400	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	6,606,720
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
6,100	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 31.68	A–	1,070,794
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/40
410	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	412,185
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
3,000	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding	11/17 at 100.00	N/R	3,029,940
	Bonds, Sumner Regional Health System Inc., Series 2007, 5.500%, 11/01/46 (WI/DD,
	Settling 8/15/07)
2,705	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2004, 5.000%,	7/13 at 100.00	AA	2,741,220
	7/01/34 (Alternative Minimum Tax)

18,615	Total Tennessee			13,860,859

	Texas – 15.3% (9.3% of Total Investments)
5,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	4,647,650
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
3,240	Austin Housing Finance Corporation, Texas, GNMA Collateralized Multifamily Housing Revenue	12/10 at 105.00	Aaa	3,516,080
	Bonds, Fairway Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)
8,840	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	8,167,099
	4.250%, 8/15/36 (UB)
2,150	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	10/13 at 101.00	Baa2	2,319,893
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax)
175	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax	2/10 at 100.00	AAA	183,750
	Schoolhouse and Refunding Bonds, Series 2000, 6.000%, 2/15/16
665	Harlingen Housing Finance Corporation, Texas, GNMA/FNMA Single Family Mortgage Revenue Bonds,	9/10 at 105.00	AAA	680,169
	Series 2000A, 6.700%, 9/01/33 (Alternative Minimum Tax)
3,380	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	3,548,392
	2/15/10 – AMBAC Insured
1,000	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990, 7.400%,	No Opt. Call	AAA	1,039,500
	2/15/10 – AMBAC Insured (ETM)
19,125	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 2000, 6.000%,	8/10 at 100.00	AAA	20,116,056
	2/15/15 – MBIA Insured
4,000	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	4,148,720
	2001B, 5.250%, 11/15/40 – MBIA Insured
5,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AAA	5,303,950
	5/15/25 – MBIA Insured
6,000	Houston, Texas, General Obligation Public Improvement Bonds, Series 2001B, 5.500%, 3/01/15 –	3/11 at 100.00	AAA	6,317,520
	FSA Insured
9,250	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000B, 5.500%, 7/01/30 –	7/10 at 100.00	AAA	9,607,420
	FSA Insured
4,660	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	4,481,848
	2007, Residuals 07-1001, 6.605%, 8/01/43 (IF)
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
2,000	5.250%, 8/15/21	No Opt. Call	BBB–	2,030,880
2,500	5.125%, 8/15/26	No Opt. Call	BBB–	2,496,925
1,505	Lower Colorado River Authority, Texas, Contract Revenue Refunding Bonds, Transmission Services	5/13 at 100.00	AAA	1,578,263
	Corporation, Series 2003C, 5.250%, 5/15/23 – AMBAC Insured
245	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	Aaa	262,175
	5.250%, 5/15/24 (Pre-refunded 5/15/13) – AMBAC Insured
3,155	Lower Colorado River Authority, Texas, Revenue Refunding and Improvement Bonds, Series 2003,	5/13 at 100.00	AAA	3,311,898
	5.250%, 5/15/24 – AMBAC Insured
6,670	Pearland Independent School District, Brazoria County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	5,992,395
	2007, Rites-PA- 1449, 6.182%, 2/15/32 (IF)
2,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	Baa2	1,956,380
	2001C, 5.200%, 5/01/28
9,930	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds, Series	2/17 at 100.00	AA–	9,985,906
	2007, 5.000%, 2/15/36
10,810	Tarrant County Health Facilities Development Corporation, Texas, GNMA Collateralized Mortgage	12/10 at 105.00	Aaa	12,018,990
	Loan Revenue Bonds, Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton Nursing
	Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32
4,000	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	11/10 at 101.00	A+ (4)	4,380,760
	Adventist Health System – Sunbelt Obligated Group, Series 2000, 6.700%, 11/15/30
	(Pre-refunded 11/15/10)
5,000	Tarrant Regional Water District, Texas, Water Revenue Refunding and Improvement Bonds, Series	3/13 at 100.00	AAA	5,286,200
	1999, 5.250%, 3/01/17 – FSA Insured
4,000	Texas A&M University, Financing System Revenue Bonds, Series 1999, 5.550%, 5/15/29	5/09 at 100.00	AAA	4,126,000
	(Pre-refunded 5/15/09) – MBIA Insured
25,000	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series	No Opt. Call	AAA	11,328,500
	2002A, 0.000%, 8/15/24 – AMBAC Insured
3,335	Texas, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2007,	4/17 at 100.00	AA	3,016,141
	Residuals 1873, 5.773%, 4/01/33 (IF)
2,500	Tomball Hospital Authority, Texas, Hospital Revenue Bonds, Tomball Regional Hospital, Series	7/15 at 100.00	Baa3	2,486,975
	2005, 5.000%, 7/01/20

155,135	Total Texas			144,336,435

	Utah – 0.1% (0.0% of Total Investments)
710	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 1997F, 5.750%, 7/01/28	1/08 at 101.50	AAA	719,258
	(Alternative Minimum Tax)

	Virginia – 0.6% (0.3% of Total Investments)
4,800	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 100.00	N/R	5,352,624
	Bonds, Mayfair Apartments I and II, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)

	Washington – 3.5% (2.2% of Total Investments)
2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AAA	2,697,475
	Nuclear Project 2, Series 2002C, 5.750%, 7/01/17 – MBIA Insured
3,125	Skagit County Public Hospital District 1, Washington, General Obligation Bonds, Series 2004A,	6/14 at 100.00	Aaa	3,360,625
	5.375%, 12/01/20 – MBIA Insured
5,000	Snohomish County, Washington, Limited Tax General Obligation Bonds, Series 2001, 5.250%,	12/11 at 100.00	AAA	5,209,750
	12/01/26 – MBIA Insured
7,775	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	7/08 at 102.00	Aaa	7,969,142
	1998A, 5.125%, 7/01/18
4,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Swedish Health Services,	11/08 at 101.00	Aaa	4,847,850
	Series 1998, 5.125%, 11/15/22 – AMBAC Insured
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%,	No Opt. Call	AAA	2,974,255
	6/01/24 – MBIA Insured
11,000	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AAA	6,291,890

40,630	Total Washington			33,350,987

	Wisconsin – 3.4% (2.1% of Total Investments)
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools,
	Series 2003A:
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AAA	1,063,600
750	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	AAA	797,700
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian Healthcare	7/11 at 100.00	A–	1,047,790
	Inc., Series 2001, 6.000%, 7/01/21
9,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Healthcare Inc.,	4/13 at 100.00	BBB+	9,789,480
	Series 2003, 6.400%, 4/15/33
2,175	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Carroll College Inc.,	10/11 at 100.00	BBB	2,318,398
	Series 2001, 6.125%, 10/01/16
790	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	763,282
	Healthcare, Series 2006, 5.000%, 5/01/32
6,025	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/13 at 100.00	BBB+ (4)	6,668,048
	Christian Charity Healthcare Ministry, Series 2003A, 6.000%, 9/01/22 (Pre-refunded 9/01/13)
4,995	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	4,787,708
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A–	2,007,640
	Services Inc., Series 2003A, 5.250%, 8/15/25
	Wisconsin, General Obligation Bonds, Series 2004-3:
175	5.250%, 5/01/19 – FGIC Insured	5/14 at 100.00	AAA	186,326
1,265	5.250%, 5/01/21 – FGIC Insured	5/14 at 100.00	AAA	1,345,340
1,545	Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%, 5/01/19 (Pre-refunded 5/01/14) –	5/14 at 100.00	Aaa	1,669,064
	FGIC Insured

30,720	Total Wisconsin			32,444,376

	Wyoming – 0.4% (0.3% of Total Investments)
3,900	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	4,056,234
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 1,645,602	Total Long-Term Investments (cost $1,492,939,579) – 163.3%			1,537,373,821

	Short-Term Investments – 1.2% (0.7% of Total Investments)
9,000	California Housing Finance Agency, Home Mortgage Adjustable Revenue Bonds, Series 2001U,		A-1+	9,000,000
	3.700%, 8/01/32 – MBIA Insured (Alternative Minimum Tax) (5)
2,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	2,000,000
	Obligations, Series 1985, 3.490%, 12/01/15 – MBIA Insured (5)

$ 11,000	Total Short-Term Investments (cost $11,000,000)			11,000,000

	Total Investments (cost $1,503,939,579) – 164.5%			1,548,373,821

	Floating Rate Obligations (10.0)%			(93,734,000)

	Other Assets Less Liabilities – 1.3%			11,514,265

	Preferred Shares, at Liquidation Value – (55.8)%			(525,000,000)

	Net Assets Applicable to Common Shares – 100%			$941,154,086

Forward Swaps outstanding at July 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (6)	Date	(Depreciation)

Citigroup Inc.	$15,000,000	Receive	3-Month USD-LIBOR	5.235%	Semi-Annually	12/12/07	12/12/36	$ 955,081
JPMorgan	31,000,000	Receive	3-Month USD-LIBOR	5.060	Semi-Annually	12/12/07	12/12/16	870,736

								$1,825,817

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the portfolio with a 0.00% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140.

At July 31, 2007, the cost of investments was $1,409,073,705.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 55,581,406
Depreciation	(10,102,515)

Net unrealized appreciation (depreciation) of investments	$ 45,478,891

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2007

* Print the name and title of each signing officer under his or her signature.